Other Financial and Non Financial Assets - Summary of Breakdown of Other Financial and Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets and non financial assets [line items]
Other financial assets	$ 2,999,584	$ 3,355,507	$ 2,036,966
Other Non Financial Assets	985,435	2,174,196	2,161,137
Amounts receivable from spot and forward sales pending settlement [member]
Disclosure of financial assets and non financial assets [line items]
Other financial assets	768,603	1,050,350	512,173
Mutual Funds and other securities [member]
Disclosure of financial assets and non financial assets [line items]
Other financial assets	413,136	713,491	302,723
Sundry debtors [member]
Disclosure of financial assets and non financial assets [line items]
Other financial assets	1,806,953	1,585,322	1,219,146
Other [member]
Disclosure of financial assets and non financial assets [line items]
Other financial assets	10,892	6,344	2,924
Other Non Financial Assets	254,141	559,771	462,869
Advanced prepayments [member]
Disclosure of financial assets and non financial assets [line items]
Other Non Financial Assets	159,233	260,113	301,406
Advanced tax [member]
Disclosure of financial assets and non financial assets [line items]
Other Non Financial Assets	147,091	60,050	65,952
Investments in property [member]
Disclosure of financial assets and non financial assets [line items]
Other Non Financial Assets	$ 424,970	$ 1,294,262	$ 1,330,910